Schedule of Roll Forward of Series C Preferred Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Additions from new investments	$ 1,200	$ 1,460
Distributions	245
Additions from reinvestment	702
Series C Preferred Units [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	4,773	5,725
Additions from new investments	1,200
Distributions	(245)	(1,539)
Additions from reinvestment	702	587
Ending balance	$ 6,430	$ 4,773